UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-06687

                        The Gabelli Money Market Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                          Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                            Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Semiannual Report — March 31, 2013

Judith A. Raneri	Ronald S. Eaker
Portfolio Manager	Portfolio Manager

To Our Shareholders,

The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Sincerely yours,

Bruce N. Alpert President
The Gabelli U.S. Treasury Money Market Fund

Portfolio Holdings

On a monthly basis, The Gabelli U.S. Treasury Money Market Fund makes available, a complete schedule of portfolio holdings. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).

The Gabelli U.S. Treasury Money Market Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2012 through March 31, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/12	Ending Account Value 03/31/13	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli U.S. Treasury Money Market Fund
Actual Fund Return
Class AAA	$1,000.00	$1,000.10	0.08%	$0.40
Class A	$1,000.00	$1,000.10	0.08%	$0.40
Class C	$1,000.00	$1,000.10	0.08%	$0.40

Hypothetical 5% Return
Class AAA	$1,000.00	$1,024.53	0.08%	$0.40
Class A	$1,000.00	$1,024.53	0.08%	$0.40
Class C	$1,000.00	$1,024.53	0.08%	$0.40
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2013:

The U.S. Treasury Money Market Fund

U.S. Treasury Bills	96.1%
U.S. Treasury Notes	1.1%

Other Assets and Liabilities (Net)	2.8%

Net Assets	100.0%

The Gabelli U.S. Treasury Money Market Fund

Statement of Net Assets

March 31, 2013 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 97.2%
	U.S. Treasury Bills — 96.1%
$1,688,908,000	U.S. Treasury Bills, 0.051% to 0.150%†, 04/04/13 to 09/19/13	$1,688,707,007

	U.S. Treasury Notes — 1.1%
19,000,000	0.625%, 04/30/13	19,008,052

TOTAL INVESTMENTS (Cost $1,707,715,059)	97.2%	1,707,715,059

Payable to Manager	(0.0)	(80,902)
Other Assets and Liabilities (Net)	2.8	49,282,576

NET ASSETS (applicable to 1,756,891,066 shares outstanding)	100.0%	$1,756,916,733

Net Assets Consist of:
Paid-in capital		$1,756,891,484
Accumulated net realized gain on investments		25,249

TOTAL NET ASSETS		$1,756,916,733

SHARES OF BENEFICIAL INTEREST, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,749,147,747 ÷ 1,749,117,481 shares outstanding)	$1.00

Class A:
Net Asset Value, offering, and redemption price per share ($4,614,726 ÷ 4,617,460 shares outstanding)	$1.00

Class C:
Net Asset Value, offering, and redemption price per share ($3,154,260 ÷ 3,156,125 shares outstanding)	$1.00

†	Represents annualized yield at date of purchase.

Statement of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

Investment Income:
Interest	$924,702

Expenses:
Management fees	709,944
Custodian fees	61,426
Shareholder services fees	51,458
Shareholder communications expenses	31,707
Legal and audit fees	23,934
Registration expenses	22,116
Trustees’ fees	11,969
Miscellaneous expenses	35,118

Total Expenses	947,672

Less:
Expenses reimbursed by the Manager (See Note 5)	(237,671)

Net Expenses	710,001

Net Investment Income	214,701

Net Realized Gain on Investments	442

Net Increase in Net Assets Resulting from Operations	$215,143

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Operations:
Net investment income	$214,701	$158,817
Net realized gain on investments	442	35,652

Net Increase in Net Assets Resulting from Operations	215,143	194,469

Distributions to Shareholders:
Net investment income
Class AAA	(213,509)	(167,541)
Class A	(625)	(475)
Class C	(567)	(495)

	(214,701)	(168,511)

Net realized gain
Class AAA	—	(10,770)
Class A	—	(34)
Class C	—	(37)

	—	(10,841)

Total Distributions to Shareholders	(214,701)	(179,352)

Shares of Beneficial Interest Transactions ($1.00 per share):
Proceeds from shares issued
Class AAA	1,547,268,514	2,930,770,584
Class A	2,835,862	5,139,733
Class C	4,693,936	9,188,363

Total proceeds from shares issued	1,554,798,312	2,945,098,680

Proceeds from reinvestment of distributions
Class AAA	213,509	171,259
Class A	571	458
Class C	422	291

Total proceeds from reinvestment of distributions	214,502	172,008

Cost of shares redeemed
Class AAA	(1,542,756,817)	(3,073,500,242)
Class A	(3,640,291)	(5,403,575)
Class C	(6,237,404)	(8,238,163)

Total cost of shares redeemed	(1,552,634,512)	(3,087,141,980)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	2,378,302	(141,871,292)

Net Increase/(Decrease) in Net Assets	2,378,744	(141,856,175)
Net Assets:
Beginning of period	1,754,537,989	1,896,394,164

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,756,916,733	$1,754,537,989

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized Gain on Investment		Total from Investments Operations	Net Investments Income	Net Realized Gain on Investment		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Fees Waived, Reimbursed, and Assumed by the Manager		Operating Expenses Before Fees Waived, Reimbursed, and Assumed by the Manager
Class AAA
2013(b)	$1.0000	$0.0001	$0.0000	(c)	$0.0001	$(0.0001)	—		$(0.0001)	$1.0000	0.01%	$1,749,148	0.02	%(d)	0.08	%(d)	0.11	%(d)
2012	1.0000	0.0001	0.0000	(c)	0.0001	(0.0001)	$(0.0000	)(c)	(0.0001)	1.0000	0.01	1,744,422	0.01		0.06		0.11
2011	1.0000	0.0004	0.0000	(c)	0.0004	(0.0004)	(0.0000	)(c)	(0.0004)	1.0000	0.04	1,886,962	0.04		0.08		0.16
2010	1.0000	0.0007	0.0000	(c)	0.0007	(0.0007)	(0.0000	)(c)	(0.0007)	1.0000	0.08	1,642,373	0.07		0.08		0.33
2009	1.0000	0.0045	0.0001		0.0046	(0.0045)	(0.0001)		(0.0046)	1.0000	0.51	1,616,623	0.45		0.09	(e)	0.37
2008	1.0000	0.0257	0.0015		0.0272	(0.0257)	(0.0015)		(0.0272)	1.0000	2.78	1,010,798	2.57		0.08		0.34
Class A
2013(b)	$1.0000	$0.0001	$0.0000	(c)	$0.0001	$(0.0001)	—		$(0.0001)	$1.0000	0.01%	$4,615	0.03	%(d)	0.08	%(d)	0.11	%(d)
2012	1.0000	0.0001	0.0000	(c)	0.0001	(0.0001)	$(0.0000	)(c)	(0.0001)	1.0000	0.01	5,419	0.01		0.06		0.11
2011	1.0000	0.0004	0.0000	(c)	0.0004	(0.0004)	(0.0000	)(c)	(0.0004)	1.0000	0.04	5,684	0.04		0.08		0.16
2010	1.0000	0.0007	0.0000	(c)	0.0007	(0.0007)	(0.0000	)(c)	(0.0007)	1.0000	0.08	1,186	0.08		0.08		0.33
2009(f)	1.0000	0.0028	0.0001		0.0029	(0.0028)	(0.0001)		(0.0029)	1.0000	0.33	1,237	0.31	(d)	0.09	(d)(e)	0.36	(d)
Class C
2013(b)	$1.0000	$0.0001	$0.0000	(c)	$0.0001	$(0.0001)	—		$(0.0001)	$1.0000	0.01%	$3,154	0.03	%(d)	0.08	%(d)	0.11	%(d)
2012	1.0000	0.0001	0.0000	(c)	0.0001	(0.0001)	$(0.0000	)(c)	(0.0001)	1.0000	0.01	4,697	0.01		0.06		0.11
2011	1.0000	0.0004	0.0000	(c)	0.0004	(0.0004)	(0.0000	)(c)	(0.0004)	1.0000	0.04	3,748	0.04		0.08		0.16
2010	1.0000	0.0007	0.0000	(c)	0.0007	(0.0007)	(0.0000	)(c)	(0.0007)	1.0000	0.08	1,900	0.07		0.08		0.33
2009(f)	1.0000	0.0023	0.0001		0.0024	(0.0023)	(0.0001)		(0.0024)	1.0000	0.33	414	0.26	(d)	0.09	(d)(e)	0.37	(d)

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)

Net investment income (loss) per share before expenses reimbursed by the Manager for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009, and 2008 was ($0.0000), ($0.0004), ($0.0004), ($0.0018), $0.0017, and $0.0231 (Class AAA), ($0.0000), ($0.0004), ($0.0004), ($0.0018) and $0.0004 (Class A), and ($0.0000), ($0.0004), ($0.0004), ($0.0018) and $(0.0002) (Class C), respectively.

(b)	For the six months ended March 31, 2013, unaudited.
(c)	Amount represents less than $0.00005 per share.
(d)	Annualized.
(e)

The Manager assumed certain expenses incurred from the U.S. Treasury Department’s Temporary Guaranty Program during the year ended September 30, 2009. If these expenses had not been assumed by the Manager, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% for all classes.

(f)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through September 30, 2009.

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli U.S. Treasury Money Market Fund, a series of The Gabelli Money Market Funds (the “Trust”), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;
• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3	—	significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets
Level 2 - Other Significant Observable Inputs	$1,707,715,059

*	Level 2 holdings consist of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 1 or Level 3 investments held at March 31, 2013 or September 30, 2012.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/( loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on long term debt securities are amortized using the effective yield to maturity method.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions from investment income (including net short term realized capital gains) are declared daily and paid monthly. Distributions from net long term capital gains, if any, are paid annually. Book/tax differences of distributions are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise.

For the year ended September 30, 2012, the tax character of distributions was all ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$1,707,728,630	$—	$(13,571)	$(13,571)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2013, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2013, Gabelli Funds, LLC (the “Manager”) has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2013, there were no borrowings under the line of credit.

4. Shares of Beneficial Interest. The Fund offers three classes of shares - Class AAA Shares, Class A Shares, and Class C Shares. Class A Shares and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Gabelli/GAMCO Funds complex. Class A Shares and Class C Shares are not available for direct investment by shareholders.

5. Agreements with Affiliated Parties. The Trust has entered into a management agreement (the “Management Agreement”) with the Manager, which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.08% of the value of the Fund’s average daily net assets. In accordance

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited) (Continued)

with the Management Agreement, the Manager provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. Through January 31, 2014, to the extent necessary, the Manager has contractually undertaken to assume certain expenses (excluding interest, taxes, and extraordinary expenses), of the Fund so that the total expenses do not exceed 0.08% of the Fund’s average daily net assets. In addition, the Manager may voluntarily reimburse expenses to the extent necessary to assist the Fund in attempting to prevent a negative yield.

G.distributors, LLC, an affiliate of the Fund, retained $12,885 from investors on redemptions of shares that were exchanged into the Fund from other funds in the Gabelli/GAMCO fund complex.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board of Trustees (the “Board”) meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Significant Shareholder. As of March 31, 2013, 75.3% of the Fund was beneficially owned by the Manager and its affiliates, including managed accounts for which the affiliates of the Manager have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Other Matters. On April 24, 2008, the Manager entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Manager, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Manager, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Manager and the funds. The settlement by the Manager did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the “Board”) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the “Agreement”) and approve any newly proposed terms therein. At a meeting held on November 14, 2012, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

1) The nature, extent, and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Manager also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Manager provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board also considered that the Manager paid for all compensation of officers and non-Independent Board Members of the Fund. The Board evaluated these factors based on its direct experience with the Manager and in consultation with Fund Counsel. The Board noted that the Manager had engaged, at its expense, BNY Mellon Investment Services (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality personnel, (ii) the Manager and its agents exhibited a high level of diligence and attention to detail in carrying out its management and administrative responsibilities under the Agreement, (iii) the Manager was responsive to requests of the Board, (iv) the scope and depth of the Manager’s resources was adequate, and (v) the Manager had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Manager’s reputation and long standing relationship with the Fund. The Board also believed that the Manager had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Manager.

The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds. The Board considered the Fund’s one, three, five, and ten year average annual total return for the periods ended September 30, 2012, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board was developed by Lipper and was comprised of all retail U.S. Treasury money market funds, regardless of asset size or primary channel of distribution

The Gabelli U.S. Treasury Money Market Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

(the “Performance Peer Group”). The Board considered these comparisons helpful in its assessment as to whether the Manager was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board noted that the Fund’s performance was in the top quintile of its Performance Peer Group for all relevant periods and concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Manager, the Board considered the Manager’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Agreement. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the management services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the management services and the profits to the Manager and its affiliates from the relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the management fee for the Fund against the comparative Lipper expense peer group (“Expense Peer Group”). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Manager was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. In particular, the Board noted that the Fund’s management fee was below the Expense Peer Group average and that the Fund’s expense ratio was the lowest of the Expense Peer Group.

The Board also considered an analysis prepared by the Manager of the estimated profitability to the Manager of its relationship with the Fund and reviewed with the Manager its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro Forma Income Statements of the Manager for the fiscal year ended December 31, 2011. The Board considered one analysis for the Manager as a whole, and a second analysis for the Manager with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher asset levels. The Board concluded that the profitability of the Fund to the Manager under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Manager’s costs would increase if asset levels rise. The Board noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience

The Gabelli U.S. Treasury Money Market Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

significant asset growth. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Manager from its management of the Fund. The Board considered that the Manager did not use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s management fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s management agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)

Team Managed

Gabelli Dividend Growth Fund

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

FOCUSED VALUE
Gabelli Focus Five Fund

Seeks to invest its net assets in the equity securities of twenty-five to thirty-five companies with the remaining net assets invested in short term high grade investments or cash and cash equivalents. (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.

(Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

SPECIALTY EQUITY

Gabelli Global Rising Income and Dividend Fund

(Formerly GAMCO Vertumnus Fund)

Seeks to invest at least 80% of its net assets in dividend paying securities. The Fund will primarily invest in common stocks of foreign and domestic issuers. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products). The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli Gold Fund

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load) (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity.

(No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing.

Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

THE GABELLI U.S. TREASURY MONEY MARKET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Judith A. Raneri joined GAMCO Investors, Inc. in 1989. Currently she is the Vice President and Senior Portfolio Manager of Gabelli Funds, LLC responsible for managing the Fund. Ms. Raneri received a B.S. with honors in Finance from Iona College.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, Inc. and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a B.S. in Finance.

The Gabelli U.S. Treasury Money Market Fund

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and Chief Executive Officer, GAMCO Investors, Inc.	President, Secretary, and Acting Chief Compliance Officer

Anthony J. Colavita President,	Agnes Mullady Treasurer
Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Robert C. Kolodny, MD

Physician,

Principal of KBS

Management LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

DISTRIBUTOR G.distributors, LLC CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company LEGAL COUNSEL Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB404Q113SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Money Market Funds

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/6/13

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 6/6/13

* Print the name and title of each signing officer under his or her signature.